UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07664

The BlackRock California Investment Quality Municipal Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
The BlackRock California Investment Quality Municipal Trust Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2004

BlackRock California Investment Quality Municipal Trust (RAA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—128.7%
			California—120.9%
			California, GO,
A3	$ 960	[3,4]	5.75%, 3/01/05	N/A	$ 994,646
A3	40		5.75%, 3/01/19	03/05 @ 101	41,094
BBB	1,000		California Cnty. Tobacco Sec. Agcy., Ser. B, 6.00%, 6/01/29	06/12 @ 100	865,910
			California Edl. Facs. Auth., MBIA,
AAA	760	[3]	Santa Clara Univ., 5.00%, 9/01/06	N/A	823,787
AAA	835		Student Loan Prog., Ser. A, 6.00%, 3/01/16	03/07 @ 102	876,441
			California Pub. Wks. Brd., Lease Rev., Ser. A,
Aaa	1,000	[3]	Dept. of Corrections., 6.875%, 11/01/04	N/A	1,033,690
A3	1,000		St. Univ. Proj., 6.10%, 10/01/06	10/04 @ 102	1,026,950
			Golden St. Tobacco Sec. Corp., Ser. B,
Baa1	600		5.50%, 6/01/43	06/13 @ 100	600,864
Baa1	400		5.625%, 6/01/38	06/13 @ 100	404,040
			Los Angeles Cnty.,
AAA	1,000		Cmnty. Facs. Spec. Tax, Ser. A, 5.50%, 9/01/14, FSA	09/07 @ 102	1,097,360
AAA	1,000	[3]	Met. Trans. Auth. Sales Tax Rev., 6.00%, 7/01/06, MBIA	N/A	1,090,270
Aa3	1,000	[3]	Los Angeles Cnty. Pub. Wks. Fin. Auth., Regl. Park & Open Space, Dist. A,
			6.00%, 10/01/04	N/A	1,027,670
AA	1,150		Los Angeles Harbor Dept., Ser. B, 6.00%, 8/01/13	08/06 @ 101	1,238,665
B-	945		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc., Ser. B,
			7.50%, 12/01/24	12/12 @ 102	803,297
NR	1,000		Poway Unified Sch. Dist., Spl. Tax Rev., Cmnty. Facs. Dist. No. 6, 5.60%, 9/01/33	09/10 @ 102	966,560
BBB+	1,000		Sacramento Pwr. Auth., Cogeneration Proj. Rev., 6.50%, 7/01/09	07/06 @ 102	1,075,530
NR	1,000		San Bernardino Cnty., Spl. Tax Rev., Cmnty. Facs., 5.90%, 9/01/33	09/12 @ 102	970,230
AAA	500		San Diego Ind. Dev., Ser. A, 5.90%, 6/01/18, AMBAC	08/04 @ 101	507,145
AAA	150		San Francisco City & Cnty. Arpt. Comm., Intl. Arpt. Rev., Ser. 12-A, 5.90%, 5/01/26, MBIA	05/06 @ 101	158,533
AAA	40		So. California Pub. Pwr. Auth., Transm. Proj. Rev., 5.50%, 7/01/20, MBIA	08/04 @ 100	40,096
AAA	500		Temecula Valley Unified Sch. Dist., GO, Ser. G, 5.75%, 8/01/25, FGIC	08/07 @ 102	537,735
BBB	900		Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A, 5.625%, 6/01/43	06/12 @ 100	679,563
AAA	370		West Basin Mun. Wtr. Dist., COP, Ser. A, 5.50%, 8/01/22, AMBAC	08/07 @ 101	393,636

					17,253,712

			Puerto Rico—7.8%
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	745	[3]	5.50%, 2/01/12	N/A	840,352
BBB+	255		5.50%, 8/01/29	02/12 @ 100	262,245

					1,102,597

			Total Long-Term Investments (cost $17,753,677)		18,356,309

BlackRock California Investment Quality Municipal Trust (RAA) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—9.8%
700	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 700,000
700	SSgA Tax Free Money Mkt. Fund	700,000

	Total Money Market Funds (cost $1,400,000)	1,400,000

	Total Investments—138.5% (cost $19,153,677)	19,756,309
	Other assets in excess of liabilities—14.1%	2,013,614
	Preferred shares at redemption value, including dividends payable—(52.6)%	(7,500,402)

	Net Assets Applicable to Common Shareholders—100%	$ 14,269,521

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings ratings.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. Securities held in escrow are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Entire or partial amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The BlackRock California Investment Quality Municipal Trust Inc.

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004